Related and Interested Parties (Transactions with Related and Interested Parties) (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Notes to Consolidated Financial Statements [Abstract]
Sales	$ 3	$ 4	$ 5
Cost of sales	3	8	19
Selling, transport and marketing expenses	7	10	7
Financing expenses (income), net	(1)	(1)	3
General and administrative expenses	1	1	1
Management fees to the parent company	$ 1	$ 1	$ 1